Commitments and Contingencies - Purchase obligations (Details) $ in Millions	Dec. 31, 2019 USD ($)
Purchase Obligations
2020	$ 1,065
2021	448
2022	755
2023	63
2024	40
Thereafter	37
Total	$ 2,408